STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Outstanding	9,674,497	8,118,737	6,148,212
Preferred Stock, Shares Outstanding	1	1	1
Common Stock, Shares Authorized	40,000,000	40,000,000	40,000,000
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Proceeds from Issuance of Common Stock	$ 291,600	$ 489,875	$ 205,496
Share Price	$ 1.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	420,000	420,000
Proceeds, Issuance of Shares, Share-Based Payment Arrangement, Excluding Option Exercised	$ 115,038	$ 104,140	$ 56,616
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsIlliquidityDiscount]	75.00%	75.00%	75.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	268.00%	295.00%	169.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	364.00%	372.00%	288.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.42%	1.51%	0.92%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.73%	4.05%	1.75%
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.65	$ 0.80	$ 0.51
Option Indexed to Issuer's Equity, Strike Price	$ 0.01	$ 0.01	$ 0.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years	5 years	5 years
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 2.10	$ 1.20	$ 1.93
Option Indexed to Issuer's Equity, Strike Price	$ 1.00	$ 1.00	$ 1.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	10 years	10 years	10 years
Officers And Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	420,000	420,000	210,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, voting rights description	the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power
Issued and Authorized [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized	40,000,000
Preferred Stock, Shares Authorized	6,148,212
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	827,180	1,853,626	293,889
Proceeds from Issuance of Common Stock	$ 612,300	$ 489,875	$ 205,790
Stock Issued During Period, Shares, Issued for Services			74,158
Professional Fees			$ 72,035
Share Price			$ 0.97